Property, plant and equipment (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, plant and equipment [abstract]
Opening balance	$ 409	$ 577
Additions/(Write-offs) on PP&E	(35)	(353)
Other income and expenses	21	676
Indexation charges	(27)
Payments made	(161)
Cash inflow	595
Translation adjustments	30	97
Closing balance	$ 832	$ 997